Product Sales Contracts - Schedule of Costs, Estimated Earnings (Losses) and Billings Recognized Using Percentage-Of-Completion Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Contractors [Abstract]
Costs incurred on uncompleted contracts	$ 314,033	$ 205,527
Estimated earnings on uncompleted contracts	59,772	42,905
Total costs and estimated earnings (losses) on uncompleted contracts	373,805	248,432
Less — billings to date on uncompleted contracts	(422,675)	(256,318)
Total costs and estimated earnings (losses) on uncompleted contracts, less billings	$ (48,870)	$ (7,886)